Lease obligations - Extension options (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 722,234
Potential future lease payments not included in lease liabilities (undiscounted)	53,364	$ 70,600
Ocean going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	472,322
Potential future lease payments not included in lease liabilities (undiscounted)	5,994
Terminals and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	194,938
Potential future lease payments not included in lease liabilities (undiscounted)	30,161
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	54,974
Potential future lease payments not included in lease liabilities (undiscounted)	$ 17,209